OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 3,511	$ 3,416
BSREP III
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	1,586	1,542
U.S. retail company
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 551	$ 551